Reverse Recapitalizations (Details) - USD ($)	4 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024	Mar. 12, 2024
Business Combination Agreement [Line Items]
PIPE financing generated gross cash proceeds		$ 49,000,000
Transaction costs		$ 40,700,000
Redeemed shares		20,707,319
Before completion of the transaction		$ 221,800,000
Ordinary shares, shares issued (in Shares)	150	131,780,209	150
Received of net cash	$ 150,000,000
Charge of settle historic liability		$ 6,100,000
Exercise price		$ 11.5
Fair value assumption		$ 1,045,000
Payment of placement fee		2,500,000
Trust Account [Member]
Business Combination Agreement [Line Items]
Received of net cash		$ 13,800,000
CSIL Shareholders [Member]
Business Combination Agreement [Line Items]
Ordinary shares, shares issued (in Shares)				119,522,880
PIPE investor [Member]
Business Combination Agreement [Line Items]
Ordinary shares, shares issued (in Shares)				6,564,647
Non-Redeeming Vine Hill Shareholders [Member]
Business Combination Agreement [Line Items]
Ordinary shares, shares issued (in Shares)				1,292,681
Coinshares International Limited [Member]
Business Combination Agreement [Line Items]
Amount of goodwill recongized	$ 2,820,000		$ 2,820,000		$ 2,819,000
Ordinary shares, shares issued (in Shares)	66,678,210		66,678,210		66,678,210
Coinshares International Limited [Member] | Valkyrie Funds LLC [Member]
Business Combination Agreement [Line Items]
Percentage of equity interest aquired						100.00%
Incurred transaction costs	$ 200,000		$ 200,000
Purchase price transaction amount			4,500,000
Cash consideration			4,500,000
Asset Management Segment [Member] | Coinshares International Limited [Member] | Valkyrie Funds LLC [Member]
Business Combination Agreement [Line Items]
Amount of goodwill recongized	$ 1,700,000		$ 1,700,000
Public Warrants [Member]
Business Combination Agreement [Line Items]
Warrants outstanding		10,999,993